ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

(formerly AdvisorShares Sage Core Reserves ETF)

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 39.8%

Banks – 12.7%
Bank of America Corp., 3.00%, (3-Month USD LIBOR + 0.79%), 12/20/23@	$1,000,000	$1,003,171
Citigroup, Inc., 1.22%, (3-Month USD LIBOR + 0.96%), 04/25/22@	735,000	735,064
Goldman Sachs Group, Inc. (The), 0.88%, (SOFR + 0.62%), 12/06/23@	600,000	597,634
JPMorgan Chase Bank NA, Series 2, 1.07%, (3-Month USD LIBOR + 0.10%), 12/04/23@	245,000	238,929
Morgan Stanley, 4.88%, 11/01/22	920,000	935,929
Wells Fargo & Co., Series M, 3.45%, 02/13/23	1,116,000	1,128,954
Total Banks		4,639,681

Biotechnology – 1.2%
Biogen, Inc., 3.63%, 09/15/22	443,000	446,907

Diversified Financial Services – 3.2%
Aircastle Ltd., 4.40%, 09/25/23	325,000	326,620
American Express Co., 1.10%, (3-Month USD LIBOR + 0.62%), 05/20/22@	842,000	842,175
Total Diversified Financial Services		1,168,795

Electric – 8.3%
Edison International, 2.40%, 09/15/22	735,000	735,802
Entergy Corp., 4.00%, 07/15/22	667,000	668,814
Exelon Corp., 3.50%, 06/01/22	666,000	666,820
OGE Energy Corp., 0.70%, 05/26/23	113,000	110,747
Pacific Gas and Electric Co., 1.75%, 06/16/22	370,000	369,507
Pacific Gas and Electric Co., 3.25%, 02/16/24	500,000	498,351
Total Electric		3,050,041

Electronics – 1.2%
Jabil, Inc., 4.70%, 09/15/22	442,000	447,043

Entertainment – 1.0%
Magallanes, Inc., 3.53%, 03/15/24‡	375,000	375,208

Gas – 2.7%
CenterPoint Energy Resources Corp., 1.00%, (3-Month USD LIBOR + 0.50%), 03/02/23@	523,000	521,499
Southern California Gas Co., 1.15%, (3-Month USD LIBOR + 0.35%), 09/14/23@	466,000	465,195
Total Gas		986,694

Healthcare - Services – 1.6%
Humana, Inc., 3.15%, 12/01/22	581,000	584,909

Insurance – 2.2%
Athene Global Funding, 1.02%, (SOFR + 0.72%), 01/07/25@‡	825,000	812,135

Media – 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 07/23/22	344,000	345,286
DISH DBS Corp., 5.88%, 07/15/22	220,000	221,373
Total Media		566,659

Pharmaceuticals – 1.8%
AbbVie, Inc., 2.90%, 11/06/22	670,000	674,529

Pipelines – 1.4%
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23	509,000	512,755

Retail – 0.9%
QVC, Inc., 4.38%, 03/15/23	336,000	337,680

Total Corporate Bonds
(Cost $14,700,244)		14,603,036

ASSET BACKED SECURITIES – 37.9%

Diversified Financial Services – 37.9%
American Credit Acceptance Receivables Trust, Class D, Series 2019-3, 2.89%, 09/12/25‡	500,000	502,492
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	355,000	345,557
American Express Credit Account Master Trust, Class A, Series 2019-3, 2.00%, 04/15/25	540,000	542,133
Carvana Auto Receivables Trust, Class A1, Series 2021-N4, 0.83%, 09/11/28	373,476	368,048
Carvana Auto Receivables Trust, Class A1, Series 2022-N1, 2.31%, 12/11/28‡	350,000	348,283
CIG Auto Receivables Trust, Class A, Series 2021-1A, 0.69%, 04/14/25‡	476,205	470,591
Conn's Receivables Funding LLC, Class A, Series 2021-A, 1.05%, 05/15/26‡	403,743	402,181
Enterprise Fleet Funding LLC, Class A2, Series 2021-1, 0.44%, 12/21/26‡	569,185	557,367
Exeter Automobile Receivables Trust, Class A3, Series 2021-2A, 0.30%, 10/15/24	570,000	568,686
Exeter Automobile Receivables Trust, Class B, Series 2021-1A, 0.50%, 02/18/25	192,421	191,923
First Investors Auto Owner Trust, Class A, Series 2022-1A, 2.03%, 01/15/27‡	340,680	337,847
Flagship Credit Auto Trust, Class A, Series 2021-4, 0.81%, 07/17/26‡	461,926	451,612
Flagship Credit Auto Trust, Class A, Series 2022-1, 1.79%, 10/15/26‡	486,011	480,669
Ford Credit Auto Lease Trust, Class A2, Series 2021-B, 0.24%, 04/15/24	541,352	537,039
Ford Credit Floorplan Master Owner Trust, Class A, Series 2017-3, 2.48%, 09/15/24	565,000	567,138
GLS Auto Receivables Issuer Trust, Class A, Series 2021-4A, 0.84%, 07/15/25‡	422,873	419,027
GLS Auto Receivables Trust, Class A, Series 2022-1A, 1.98%, 08/15/25‡	705,000	703,960
GM Financial Automobile Leasing Trust, Class C, Series 2020-2, 2.56%, 07/22/24	160,000	160,780
GM Financial Consumer Automobile Receivables Trust, Class A2, Series 2021-2, 0.27%, 06/17/24	333,071	332,019
GreatAmerica Leasing Receivables Funding LLC, Class A2, Series 2021-2, 0.38%, 03/15/24‡	650,000	639,463
Honda Auto Receivables Owner Trust, Class A2, Series 2021-3, 0.20%, 02/20/24	395,059	392,299

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

Investments	Principal/ Shares	Value
ASSET BACKED SECURITIES (continued)

Diversified Financial Services (continued)
Invitation Homes Trust, Class B, Series 2018-SFR3, 1.59%, (1-Month USD LIBOR + 1.15%), 07/17/37@‡	$50,038	$49,655
OneMain Financial Issuance Trust, Class A, Series 2020-1A, 3.84%, 05/14/32‡	500,000	503,913
Oscar US Funding XIV LLC, Class A2, Series 2022-1A (Japan), 1.60%, 03/10/25‡	690,000	683,415
Santander Drive Auto Receivables Trust, Class A3, Series 2022-1, 1.94%, 11/17/25	490,000	484,475
Santander Drive Auto Receivables Trust, Class B, Series 2020-4, 0.73%, 03/17/25	315,000	314,217
Santander Drive Auto Receivables Trust, Class C, Series 2021-1, 0.75%, 02/17/26	675,000	662,217
SoFi Consumer Loan Program Trust, Class A, Series 2020-1, 2.02%, 01/25/29‡	22,592	22,604
Tesla Auto Lease Trust, Class A2, Series 2021-A, 0.36%, 03/20/25‡	217,449	215,049
United Auto Credit Securitization Trust, Class A, Series 2022-1, 1.11%, 07/10/24‡	450,752	449,635
Verizon Owner Trust, Class A1A, Series 2019-A, 2.93%, 09/20/23	144,037	144,475
Westlake Automobile Receivables Trust, Class A2, Series 2021-3A, 0.57%, 09/16/24‡	500,000	496,609
World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26	535,000	536,449

Total Asset Backed Securities
(Cost $13,991,454)		13,881,827

U.S. TREASURY NOTES – 11.5%
U.S. Treasury Note, 1.88%, 04/30/22(a)	2,152,000	2,154,702
U.S. Treasury Note, 0.13%, 06/30/22	1,111,000	1,109,799
U.S. Treasury Note, 0.13%, 03/31/23	950,000	935,462

Total U.S. Treasury Notes
(Cost $4,205,850)		4,199,963

MORTGAGE BACKED SECURITIES – 4.6%

Commercial Mortgage Backed Securities – 4.6%
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	153,362	151,335
Deephaven Residential Mortgage Trust, Class A1, Series 2020-2, 1.69%, 05/25/65‡	278,661	278,503
Federal Home Loan Mortgage Corp., Class A2, Series 2017-KJ13, 2.86%, 08/25/22	292,190	293,109
Federal Home Loan Mortgage Corp., Class A2, Series 2013-K025, 2.68%, 10/25/22	492,408	494,483
Federal Home Loan Mortgage Corp., Class LB, Series 2017-4673, 2.50%, 04/15/44	90,113	90,127
Federal Home Loan Mortgage Corp., Class QM, Series 2018-4776, 3.00%, 06/15/45	396,242	396,781

Total Mortgage Backed Securities
(Cost $1,713,302)		1,704,338

FOREIGN BONDS – 3.8%

Banks – 2.9%
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22 (Switzerland)	1,050,000	1,061,073

Oil & Gas – 0.9%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	328,000	335,029

Total Foreign Bonds
(Cost $1,408,343)		1,396,102

MONEY MARKET FUND – 2.2%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.25%(b)
(Cost $805,285)	805,285	805,285

REPURCHASE AGREEMENTS – 6.1%(c)
BofA Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $515,973, (collateralized by various U.S. Government Agency Obligations, 2.00%-4.00%, 02/01/36-03/01/52, totaling $526,288)	$515,969	515,969
Daiwa Capital Markets America, dated 03/31/22, due 04/01/22, 0.30%, total to be received $515,973, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 04/05/22-04/01/52, totaling $526,288)	515,969	515,969
National Bank Financial, dated 03/31/22, due 04/01/22, 0.34%, total to be received $515,974, (collateralized by various U.S. Government Agency Obligations, 0.00%-3.00%, 04/01/22, totaling $526,290)	515,969	515,969
Nomura Securities International, Inc., dated 03/31/22, due 04/01/22, 0.27%, total to be received $152,943, (collateralized by various U.S. Government Agency Obligations, 0.00%-4.00%, 06/01/27-08/01/58, totaling $156,001)	152,942	152,942
RBC Dominion Securities, Inc., dated 03/31/22, due 04/01/22, 0.30%, total to be received $515,973, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.50%, 04/26/22-03/20/52, totaling $526,288)	515,969	515,969

Total Repurchase Agreements
(Cost $2,216,818)		2,216,818

Total Investments – 105.9%
(Cost $39,041,296)		38,807,369
Liabilities in Excess of Other Assets – (5.9%)		(2,132,313)
Net Assets – 100.0%		$36,675,056

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $2,154,702; the aggregate market value of the collateral held by the fund is $2,216,818.
(b)	Rate shown reflects the 7-day yield as of March 31, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund's assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$14,603,036	$–	$14,603,036
Asset Backed Securities	–	13,881,827	–	13,881,827
U.S. Treasury Notes	–	4,199,963	–	4,199,963
Mortgage Backed Securities	–	1,704,338	–	1,704,338
Foreign Bonds	–	1,396,102	–	1,396,102
Money Market Fund	805,285	–	–	805,285
Repurchase Agreements	–	2,216,818	–	2,216,818
Total	$805,285	$38,002,084	$–	$38,807,369

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Banks	15.6%
Biotechnology	1.2
Commercial Mortgage Backed Securities	4.6
Diversified Financial Services	41.1
Electric	8.3
Electronics	1.2
Entertainment	1.0
Gas	2.7
Healthcare - Services	1.6
Insurance	2.2
Media	1.6
Oil & Gas	0.9
Pharmaceuticals	1.8
Pipelines	1.4
Retail	0.9
U.S. Treasury Notes	11.5
Money Market Fund	2.2
Repurchase Agreements	6.1
Total Investments	105.9
Liabilities in Excess of Other Assets	(5.9)
Net Assets	100.0%